Related Party Transactions and Balances (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Aggregated principal amount	$ 9,450,972	$ 13,523,090
Short term bank loans, Total	7,983,640	11,981,502
Tianshan Rural Commercial Bank [Member]
Related Party Transaction [Line Items]
Aggregated principal amount	7,996,976	8,451,931
Short term bank loans, Total	$ 6,529,644	$ 6,910,343
Shareholders and related parties	General manager of the Company and a non-controlling shareholder of the Company	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd [Member]
Related Party Transaction [Line Items]
Aggregated principal amount	$ 1,453,996	$ 1,536,715
Short term bank loans, Total	$ 1,453,996	$ 1,536,715
Shareholders and related parties	General manager of the Company and a non-controlling shareholder of the Company	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank [Member]
Related Party Transaction [Line Items]
Aggregated principal amount		$ 3,534,444
Short term bank loans, Total		$ 3,534,444
Shareholders and related parties		General manager of the Company and non-controlling shareholders of the Company